GOODWILL - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Period used for estimating expected future cash flows	5 years
Goodwill impairment loss	$ 599
Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill impairment loss	$ 599	$ 0
Bottom of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	5.30%
Discount rates used for estimating expected future cash flows	8.40%
Perpetuity growth rates used for estimating expected future cash flows	2.20%
Top of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	6.60%
Discount rates used for estimating expected future cash flows	13.00%
Perpetuity growth rates used for estimating expected future cash flows	3.00%